S000012098 [Member] Investment Objectives and Goals - Columbia U.S. Treasury Index Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia U.S. Treasury Index Fund (the Fund) seeks total return that corresponds to the total return of the FTSE USBIG Treasury Index, before fees and expenses.